EQUITY	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 13:- EQUITY

a.	The ordinary shares of the Company are listed on the NASDAQ Global Select Market in the United States and are traded on the Tel-Aviv Stock Exchange in Israel.

b.	Issuance of ordinary shares:

On December 23, 2010, the Company issued 3,287,616 ordinary shares at a price of $  6.5 per share and in a total amount of $  20,290 net of issuance expenses. The shares were issued to institutional investors in a private placement. In addition, certain of the purchasers received warrants to purchase up to an aggregate of 1,134,231 ordinary shares at an exercise price of $  8.26 per share.  The warrants are exercisable as of six months from the date of issuance, have a term of three years, and the exercise price is subject to future adjustment for various events, such as stock splits or dividend distributions. Following the Company's dividend distribution and in respect to warrants issuance agreement. The warrants expired on June 2014.

On March 5, 2014, the Company issued in a secondary public offering 6,903,141 ordinary shares at a price of $  8.5 per share. Total net proceeds from the issuance amounted to $ 54,726.

c.	Stock Option Plans:

Under the Company's 2007 Stock Option Plan, as amended ("the Plan"), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to the 2007 Stock Option Plan, the Company reserved for issuance 1,500,000 ordinary shares. In 2012, the Company increased the amount of ordinary shares reserved for issuance by additional 1,000,000 ordinary shares in connection with the 2007 Stock Option Plan (mentioned above). As of December 31, 2015, an aggregate of 1,000,000 ordinary shares of the Company are available for future grants under the Plan. Each option granted under the Plan is exercisable for a period of ten years from the date of the grant of the option. On December 31, 2015 the Company’s board of directors extended the plan by 10 years whereas the 2007 Plan will expire on August 8, 2027.

The exercise price for each option is determined by the Board of Directors and set forth in the Company's award agreement. Unless determined otherwise by the Board of Directors, the option exercise price shall be equal to or higher than the share market price at the grant date. The options generally vest over 3-4 years. Any option that is forfeited or canceled before expiration becomes available for future grants under the Plans.

A summary of employee option activity under the Plans as of December 31, 2015 and changes during the year ended December 31, 2015 are as follows:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number	exercise	term	intrinsic
	of options	price	(in years)	value

Outstanding at January 1, 2015	738,889	$4.26	6.42	$1,248
Granted	-	$-
Exercised	(161,003)	$2.60
Forfeited	(83,969)	$6.21

Outstanding at December 31, 2015	493,917	$4.47	5.99	$523

Exercisable at December 31, 2015	333,917	$3.37	4.95	$720

The weighted-average grant-date fair value of options granted during the years ended December 31, 2013 and 2014 was $6 and $ 3.76, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amount is changed based on the market value of the Company's Ordinary shares. Total intrinsic value of options exercised during the years ended December 31, 2013, 2014 and 2015 was $ 529, $ 741 and $ 210, respectively. As of December 31, 2015, there was $ 163 of unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans. This cost is expected to be recognized over a period of approximately three years.

The options outstanding as of December 31, 2015, have been separated into ranges of exercise price categories, as follows:

		Weighted			Weighted
		average			average
		remaining	Weighted		exercise price
	Options	contractual life	average	Options	of exercisable
Exercise price	outstanding	(years)	exercise price	exercisable	options
In $
0-1	4,000	3.24	$-	4,000	$-
1.01-2	20,000	2.99	$1.12	20,000	$1.12
2.01-3	123,667	3.64	$2.31	123,667	$2.31
3.01-4	166,250	5.77	$4.00	166,250	$4.00
4.01-5	-	-	$-	-	$-
5.01-6	75,000	7.61	$6.00	-	$-
6.01-7	50,000	8.87	$6.89	6,250	$6.89
7.01-8	-	-	$-	-	$-
8.01-9	55,000	8.36	$8.01	13,750	$8.01

	493,917	5.99	$4.47	333,917	$3.37

d.	Accumulated other comprehensive income (loss):

	December 31,
	2013	2014	2015

Accumulated realized and unrealized gain on available-for-sale securities, net	$138	$(121)	$35
Accumulated foreign currency translation adjustments	(327)	(5,243)	(6,756)
Accumulated unrealized gain (loss) on derivative instruments, net	17	17	26

Total other comprehensive income (loss)	$(172)	$(5,347)	$(6,695)

e.
On September 4, 2012, the Company's Board of Directors adopted a dividend distribution policy, subject to any applicable law. According to this policy, each year the Company will distribute a dividend of up to 50% of its annual distributable profits. It is possible that the Board of Directors will decide, subject to the conditions stated above, to declare additional dividend distributions. The Company's Board of Directors may at its discretion and at any time, change, whether as a result of a one-time decision or a change in policy, the rate of dividend distributions and/or not to distribute a dividend, all at its discretion.

In respect to the policy mentioned above, on September 10, 2012 and on February 14, 2013 , the Company declared a dividend distribution of $  0.10 per share ($ 3,661 in the aggregate) and $  0.12 per share ($ 4,397 in the aggregate) which were paid on October 17, 2012 and on March 14, 2013, respectively. On August 12, 2013 the Company declared a dividend distribution of $  0.09 per share ($ 3,390 in the aggregate) which was paid on September 3, 2013. On February 18, 2014, the Company declared a dividend distribution of $  0.12 per share ($ 4,468 in the aggregate) which was paid on March 14, 2014. On August 19, 2014 the Company declared a dividend distribution of $  0.095 per share ($ 4,195 in the aggregate) which was paid on September 4, 2014. On February 5, 2015, the Company declared a dividend distribution of $  0.081 per share ($ 3,582 in the aggregate) which was paid on March 11, 2015. On August 12, 2015, the Company declared a dividend distribution of $  0.095 per share ($ 4,204 in the aggregate) which was paid on September 10, 2015. On February 21, 2016, the Company declared a dividend distribution of $  0.09 per share (see also note 19).

f.
On November 2014, a Company's subsidiary granted one of its executive options exercisable for 1,167 ordinary shares in its subsidiary if meeting a certain operational financial results. The exercise price of the options is NIS 1 per share.  Total fair value of the grant was calculated based on the Company subsidiary’s fair value on the grant date and totaled NIS 5,910 thousand (NIS 5 thousand per share).  On October 2015, the options were exercised and 1,167 ordinary shares were issued.